LEASE (Tables)	12 Months Ended
Dec. 31, 2018
LEASE
Schedule of capital lease and other financing obligations

	December 31, 2017			December 31, 2018
	Capital	Other			Other
	lease	financing		Capital lease	financing
	obligations	obligations	Total	obligations	obligations	Total
Within 1 year	212,780	45,007	257,787	352,524	37,150	389,674
After 1 year but within 2 years	220,293	63,151	283,444	453,891	80,276	534,167
After 2 years but within 3 years	316,475	75,685	392,160	286,468	107,497	393,965
After 3 years but within 4 years	144,052	76,678	220,730	282,627	111,616	394,243
After 4 years but within 5 years	141,910	80,832	222,742	292,481	113,667	406,148
After 5 years	1,900,744	1,469,318	3,370,062	3,926,028	1,878,098	5,804,126
Total	2,936,254	1,810,671	4,746,925	5,594,019	2,328,304	7,922,323

Less total future interest	(1,209,120)	(905,590)	(2,114,710)	(2,300,484)	(1,160,108)	(3,460,592)
Less: estimated building costs	—	(231,228)	(231,228)	—	(160,506)	(160,506)
Present value of lease and other financing obligations	1,727,134	673,853	2,400,987	3,293,535	1,007,690	4,301,225
Including:
Current portion			97,943			166,898
Non-current portion			2,303,044			4,134,327

Schedule of future minimum operating lease payments

Twelve-months ending December 31,
2019	95,082
2020	69,541
2021	48,072
2022	41,758
2023	40,952
Thereafter	407,070
Total	702,475